Quarterly Financial Data (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Abstract]
Total revenue	$ 56,663,000		$ 53,401,000		$ 43,322,000		$ 44,857,000	[1]	$ 53,541,000		$ 53,665,000		$ 61,100,000		$ 59,413,000	[1]	$ 198,243,000	[1]	$ 227,719,000	[1]	$ 194,779,000
Gross margin	11,914,000	[2]	12,979,000	[2]	11,253,000	[2]	12,560,000	[1],[2]	12,817,000		9,227,000		10,119,000		11,697,000	[1]	48,706,000	[1],[2]	43,860,000	[1]
Operating income (loss)	(4,982,000)		(2,513,000)		3,077,000		2,417,000	[1]	1,220,000		(3,405,000)		(2,938,000)		(2,399,000)	[1]	(2,001,000)	[1]	(7,522,000)	[1]	(2,908,000)
Net income (loss)																	(6,252,000)		(11,698,000)		(8,644,000)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(6,469,000)		(4,014,000)		2,252,000		1,660,000	[1]	49,000		(4,197,000)		(4,219,000)		(3,663,000)	[1]	(6,571,000)	[1]	(12,030,000)	[1]	(8,314,000)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	225,000		(12,000)		75,000		31,000		112,000		30,000		37,000		153,000		319,000		332,000		(330,000)
Net income (loss) attributable to noncontrolling interests	7,000		249,000		0		0	[1]									256,000	[1]	0		0
Net income (loss) attributable to the partnership	(6,251,000)		(4,275,000)		2,327,000		1,691,000	[1]	161,000	[1]	(4,167,000)	[1]	(4,182,000)	[1]	(3,510,000)	[1]	(6,508,000)	[1]	(11,698,000)	[1]	(8,644,000)
General partner’s interest in net income (loss)	(124,000)		(85,000)		46,000		34,000	[1]	4,000		(83,000)		(84,000)		(70,000)	[1]	(129,000)	[1]	(233,000)	[1]	(173,000)
Limited partners’ interest in net income (loss)	(6,127,000)		(4,190,000)		2,281,000		1,657,000	[1]	157,000		(4,084,000)		(4,098,000)		(3,440,000)	[1]	(6,379,000)	[1]	(11,465,000)	[1]	(8,471,000)
Limited partners’ net income (loss) per unit	(0.67)		(0.46)		0.25		0.18	[1]	0.03		(0.53)		(0.74)		(0.61)	[1]	(0.70)	[1]	(1.64)	[1]	(1.66)
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic	(0.69)		(0.46)		0.24		0.18		0.01		(0.53)		(0.75)		(0.64)		(0.73)		(1.69)		(1.60)
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.02		0.00		0.01		0.00		0.02		0.00		0.01		0.03		0.03		0.05		(0.06)
Recognition of Proceeds Received in Connection with COMA Reimbursable Projects [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out-of-period adjustment																	0
Quarterly amount to be recognized																	100,000
Additional Depreciation Expense and Selling, General and Administrative Expense [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out-of-period adjustment																	$ 0

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.
[2]	For a definition of gross margin and a reconciliation to its mostly directly comparable financial measure calculated and presented in accordance with GAAP, please read Note 19 "Reporting Segments".